Retirement Plan (Altruis Benefit Consultants, Inc.)	12 Months Ended
Dec. 31, 2018
Altruis Benefit Consultants Inc [Member]
Retirement Plan

NOTE 6. RETIREMENT PLAN

The Company has a 401(k)-retirement plan which allows both employer and employee contributions. For the years ended December 31, 2018 and 2017, the Company recorded employer contribution expense of $2,449 and $8,275, respectively.